COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 24, 2020 CNY (¥)	Jul. 06, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Guarantor Obligations
Loss contingency, damages sought, value | $	$ 1
Finance lease, principal payments		$ 70,100,000	¥ 464
Repayment of loan being highly uncertain loan amount | ¥								¥ 580	¥ 580
Third Party
Guarantor Obligations
Finance lease, principal payments		59,400,000	420
Jinshang Leasing
Guarantor Obligations
Finance lease, principal payments		$ 6,200,000	¥ 44
Guarantor obligations, current carrying value				$ 68,800,000	¥ 462	$ 71,500,000	¥ 462			$ 65,300,000	¥ 462